Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Trade and other receivables

8 Trade and other receivables

(€ million)	December 31, 2025	December 31, 2024
Trade receivables	8,986	12,562
Receivables from joint ventures in exploration and production activities	1,238	1,754
Receivables from divestments	209	527
Other receivables	2,003	2,058
Total trade and other receivables net of allowance for doubtful accounts	12,436	16,901

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

The decrease in trade receivables of €3,576 million referred to the Global Gas & LNG Portfolio and Power segment for €1,621 million, to the Exploration & Production segment for €903 million and to the Plenitude business line for €821 million. The decrease in the Global Gas & LNG Portfolio and Power segment and the Plenitude business line reflected the decline in the prices of energy commodities, which decreased the nominal value of the receivables. The decrease in the Exploration & Production segment is due to crude oil trading activity, part of the reporting segment, due to price effects and to working capital optimization actions.

As part of its ordinary working capital management, Eni carries out non-recourse factoring transactions, mainly of trade receivables maturing in 2026. The transactions discounted in 2025 increased by €420 million compared to December 31, 2024.

At the balance sheet date, net trade receivables were outstanding for €498 million (€1,256 million at December 31, 2024) relating to supplies of equity hydrocarbons to Egyptian state-owned oil companies. During the year, a significant reduction in overdue receivables was recorded thanks to the completion of the regularization plan agreed with the Egyptian authorities in 2024 on the outstanding balance at that date. The accumulated impairment provisions corresponding to the amount recovered through the recovery plan were entirely reversed to the income statement.

The decrease in receivables from joint ventures in exploration and production activities of €516 million mainly related to cash calls from Eni’s partners in operated projects.

Receivables from other counterparties comprised: (i) the recoverable amount of €881 million (€690 million at December 31, 2024) of overdue trade receivables owed by the state-owned oil company of Venezuela, PDVSA, in relation to equity volumes of natural gas supplied by the joint venture Cardón IV SA, equally participated by Eni and Repsol sold by the venture to its shareholders. The recoverable value (nominal value of $2,300 million, corresponding to €1,956 million, with exclusion of accrued interest income) is estimated by discounting the expected stream of repayments at the cost of capital of the E&P segment adjusted to include Venezuela’s specific country risk premium (WACC adjusted). The increase included the update of the estimate of recoverability of the receivables and reflects a context of substantial cessation of in-kind reimbursements during 2025 due to the revocation of authorizations by the US Authorities. The assessment performed in the 2025 financial statements factored in the recent developments occurred in the Country in early 2026 and the initiatives undertaken by the U.S. administration with the issuance of general licenses to certain international oil companies, including Eni. Those developments have improved the prospects of recovering the overdue trade receivables compared to the previous context characterized by a substantial embargo of the USA over Venezuelan crude oil and products; (ii) prepayments for services of €404 million (€362 million at December 31, 2024); (iii) €243 million of receivables outstanding at December 31, 2024 relating to amounts to be received from customers following the triggering of the take-or-pay clause of long-term natural gas supply contracts. These receivables were offset against the debt for the related supply.

Trade and other receivables stated in euro for €6,880 million and U.S. dollars for €5,178 million (€9,173 million and €7,270 million at December 31, 2024, respectively).

	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2025
Business customers	1,846	4,240	250	942		7,278
National Oil Companies and Public Administrations	226	589	258	2,655		3,728
Other counterparties	1,471	246	12	349	1,978	4,056
Gross amount	3,543	5,075	520	3,946	1,978	15,062
Allowance for doubtful accounts	(8)	(18)	(12)	(2,034)	(554)	(2,626)
Net amount	3,535	5,057	508	1,912	1,424	12,436
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.3	51.5	28.0	17.4
December 31, 2024
Business customers	3,545	5,138	253	700		9,636
National Oil Companies and Public Administrations	369	733	214	3,503		4,819
Other counterparties	1,505	610	1	255	2,860	5,231
Gross amount	5,419	6,481	468	4,458	2,860	19,686
Allowance for doubtful accounts	(10)	(27)	(12)	(2,162)	(574)	(2,785)
Net amount	5,409	6,454	456	2,296	2,286	16,901
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.4	2.6	48.5	20.1	14.1

Defaulted receivables related to National Oil Companies and Public Administrations included receivables owed by the Venezuelan state oil company PDVSA for gas supplies produced by the Cardón IV SA joint venture, stated at the recoverable amount.

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies, estimates and judgments.

Recoverability of trade receivables for the supply of hydrocarbons, products and power to retail, business customers and national oil companies and of receivables towards partners in joint ventures of the Exploration & Production segment for cash calls (national oil companies, local private operators or international oil companies) is reviewed periodically at the close of each financial year to adjust the assessment to the current economic environment and business trends, as well as by factoring any possible increase in the counterparty risks.

The exposure to credit risk and expected losses relating to customers of Plenitude were assessed based on a provision matrix as follows:

	Not-past due	Past due				Total
(€ million)		from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months
December 31, 2025
Plenitude customers:
- Retail	812	91	51	127	281	1,362
- Middle	385	15	2	8	105	515
- Other	96	3	1	1		101
Gross amount	1,293	109	54	136	386	1,978
Allowance for doubtful accounts	(46)	(25)	(40)	(95)	(348)	(554)
Net amount	1,247	84	14	41	38	1,424
Expected loss (%)	3.6	22.9	74.1	69.9	90.2	28.0
December 31, 2024
Plenitude customers:
- Retail	1,573	114	60	127	219	2,093
- Middle	470	16	4	17	132	639
- Other	123	2	1	1	1	128
Gross amount	2,166	132	65	145	352	2,860
Allowance for doubtful accounts	(74)	(38)	(45)	(99)	(318)	(574)
Net amount	2,092	94	20	46	34	2,286
Expected loss (%)	3.4	28.8	69.2	68.3	90.3	20.1

The following table analyses the allowance for doubtful accounts for trade and other receivables:

(€ million)	2025	2024
Allowance for doubtful accounts - beginning of the year	2,785	2,338
Additions for trade and other performing receivables	150	136
Additions for trade and other defaulted receivables	117	243
Utilizations for trade and other performing receivables	(21)	(85)
Utilizations for trade and other defaulted receivables	(416)	(324)
Other changes	11	477
Allowance for doubtful accounts - end of the year	2,626	2,785

The allowance for doubtful accounts was determined considering mitigation factors of the counterparty risk amounting to €2,775 million (€3,292 million at December 31, 2024), which included escrow accounts, insurance policies, sureties and bank guarantees.

Additions to allowance for doubtful accounts for trade and other performing receivables related to the Plenitude business line for €112 million (€92 million in 2024), mainly in the retail business.

Additions to allowance for doubtful accounts for trade and other defaulted receivables related to: (i) the Exploration & Production segment for €75 million (€150 million in 2024) and mainly concerned receivables for the supply of hydrocarbons to state company and receivables towards joint operators for cash calls in oil projects operated by Eni; (ii) the Refining business line for €17 million; (iii) the Plenitude business line for €9 million (€64 million in 2024).

Utilizations of allowance for doubtful accounts for trade and other performing and defaulted receivables amounted to €437 million and mainly related to: (i) the Exploration & Production segment for €265 million; (ii) the Plenitude business line for €138 million; (iii) to the Global Gas & LNG Portfolio business line for €8 million essentially as consequence of the reduction in credit exposures due to the changed market conditions.

Net (impairments) reversals of trade and other receivables are disclosed as follows:

(€ million)	2025	2024	2023
New provisions	(267)	(379)	(502)
Net credit losses	(117)	(57)	(98)
Reversals	373	268	351
Net (impairments) reversals of trade and other receivables	(11)	(168)	(249)

Receivables with related parties are disclosed in note 36 – Transactions with related parties.